As filed with the Securities and Exchange Commission on June 20, 2001
                                                  1933 Act File No. 33-11387
                                                  1940 Act File No. 811-4984
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                    FORM N-1A
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]
            Pre-Effective Amendment No.                           [   ]
            Post-Effective Amendment No.        36                [ X ]
                                      and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                         Amendment No.        37
                       (Check appropriate box or boxes.)

                           AMERICAN AADVANTAGE FUNDS
              (Exact Name of Registrant as Specified in Charter)
                           4333 Amon Carter Boulevard
                            Fort Worth, Texas  76155
              (Address of Principal Executive Office) (Zip Code)
      Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                            Fort Worth, Texas  76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, NW
                             Washington, DC  20036

It is proposed that this filing will become effective (check appropriate box)
     [ X ]     immediately upon filing pursuant to paragraph (b)
     [   ]     on (date) pursuant to paragraph (b)
     [   ]     60 days after filing pursuant to paragraph (a)(1)
     [   ]     on (date) pursuant to paragraph (a)(1)
     [   ]     75 days after filing pursuant to paragraph (a)(2)
     [   ]     on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for thirteen of its fifteen series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the master trust, and the American AAdvantage Funds, the feeder trust.

                           AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

     Cover Sheet
     Contents of Registration Statement
     Part C
     Signature Pages
     Exhibits


The sole purpose of this filing is to file the current Code of Ethics for AMR Investment Services, Inc. and the Codes of Ethics of various investment advisers.

                          AMERICAN AADVANTAGE FUNDS

                          PART C. OTHER INFORMATION


Item 23.    Exhibits

(a)         Declaration of Trust - (iv)

(b)         Bylaws - (iv)

(c)         Voting trust agreement -- none

(d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987+

   (i)(B)  Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

   (i)(C)  Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

   (i)(D)  Supplement to Fund Management Agreement, dated November 1, 1995-
           (vii)

   (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

   (i)(F)  Supplement to Fund Management Agreement, dated December 17, 1996 -
           (ii)

   (i)(G)  Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

   (i)(H)  Supplement to Fund Management Agreement, dated September 1, 1998 -
           (vi)

   (i)(I)  Supplement to Fund Management Agreement, dated January 1, 1999 -
           (vii)

   (i)(J)  Supplemental Terms and Conditions to the Management Agreement, dated
           - May 19, 2000 - (ix)

   (i)(K)  Supplement to Fund Management Agreement, dated November 16, 2000 -
           (xi)

   (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc., dated November 1, 1995 - (iv)

   (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 -
            (iv)

   (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

   (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc., dated January 16, 1998 - (v)

   (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated November 12, 1996 -
            (ii)

   (ii)(F) Form of Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management - (vii)

   (ii)(G) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc., dated October 15, 1998 - (vi)

   (ii)(H) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated October 15, 1998 - (vi)

   (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc., dated March 1, 1999 - (vii)

   (ii)(J) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs & Co., dated July 31, 2000 - (x)

   (ii)(K) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 -
            (x)

   (ii)(L) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

   (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 -
            (x)
   (ii)(N) Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 - (xi)

   (ii)(O) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

   (iii)(A) Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated November 21, 1997 -
             (iv)
   (iii)(B) Supplement to Administrative Services Agreement, dated September 1, 1998 - (vi)

   (iii)(C) Supplement to Administrative Services Agreement, dated January 1, 1999 - (vii)

   (iii)(D) Supplement to Administrative Services Agreement, dated March 1, 2000 - (viii)

   (iii)(E) Supplement to Administrative Services Agreement, dated May 19, 2000 - (x)

   (iii)(F) Supplement to Administrative Services Agreement, dated November 16, 2000 - (xi)

   (iv)      Administrative Services Plan for the Platinum Class - (iv)

   (v)(A) Administrative Agreement for S&P 500 Index Fund with Bankers Trust Company, dated December 31, 1996 - (iv)
      (B) Administrative Agreement for S&P 500 Index Fund with State Street Bank & Trust Company, dated March 1, 2000 - (vii)

      (C) Administrative Agreement for Small Cap Index Fund and International Equity Index Fund, dated July 31, 2000 - (ix)

(e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds and Brokers Transaction Services, Inc., dated September 1, 1995 - (iv)

   (ii) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

(f)          Bonus, profit sharing or pension plans - none

(g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)

   (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

   (iii) Form of Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 -
             (ix)

   (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

(h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

   (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

   (iii) Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (ix)

   (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

   (v) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

   (vi) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

   (vii) Amendment to Securities Lending Authorization Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

   (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 - (xii)

   (ix) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

   (x) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

   (xi) Form of Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the four AAdvantage Funds, dated July 31, 2000 - (ix)

   (xii) Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield Bond Fund, dated December 29, 2000 - (xi)

   (xiii) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (vii)

(i)         Opinion and consent of counsel - (xii)

(j)         Consent of Independent Auditors - (xii)

(k)         Financial statements omitted from prospectus - none

(l)         Letter of investment intent - (iv)

(m)(i) Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes - (iv)

   (ii)     Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

(n)         Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

(o)(i) Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR Investment Services Trust - (ix)

   (ii)     Code of Ethics of AMR Investments - filed herewith

   (iii)    Code of Ethics of Templeton Investment Counsel, LLC - (ix)

   (iv)     Code of Ethics of State Street Master Funds - (ix)

   (v)      Code of Ethics of Merrill Lynch's Asset Management Group - (ix)

   (vi)     Code of Ethics of J.P. Morgan Investment Management Inc. - (ix)

   (vii)    Code of Ethics of Independence Investment Associates, Inc. - (ix)

   (viii)   Code of Ethics of Goldman Sachs Asset Management - (ix)

   (ix)     Code of Ethics of Brandywine Asset Management, Inc. - (ix)

   (x)      Code of Ethics of The Boston Company Asset Management, LLC - (ix)

   (xi)     Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)

   (xii) Code of Ethics of Metropolitan West Capital Management, LLC - filed herewith

   (xiii)   Code of Ethics of MW Post Advisory Group, LLC - filed herewith

   (xiv)    Code of Ethics of Lazard Asset Management - filed herewith

   (xv) Code of Ethics of Morgan Stanley Dean Witter Investment Management Inc. - filed herewith

Other:      Powers of Attorney for all Trustees - (ii)

            Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

            Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

            Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)
_________________________
+ Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.
(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.
(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.
(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.
(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.
(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.
(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.
(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.
(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.
(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.
(xi) Incorporated by reference to PEA No. 34 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 29, 2000.
(xii) Incorporated by reference to PEA No. 35 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 28, 2001.

Item 24.     Persons Controlled by or under Common Control with Registrant

     None.

Item 25.     Indemnification

     Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

     (a)     Subject to the exceptions and limitations contained in paragraph
(b) below:

             (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

             (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)     No indemnification shall be provided hereunder to a Covered
Person:

             (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

             (i) such Covered Person shall have provided appropriate security for such undertaking;

             (ii) the Trust is insured against losses arising out of any such advance payments; or

             (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.    I.  Business and Other Connections of Investment Manager

     AMR Investment Services, Inc. (the "Manager"), 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

            II. Business and Other Connections of Investment Advisers

     The investment advisers listed below provide investment advisory services to the Trust.

     Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

     Brandywine Asset Management, Inc., 201 North Walnut Street, Wilmington, Delaware 19801.

     Goldman Sachs Asset Management, 32 Old Slip, New York, New York 10005.

     Independence Investment Associates, Inc., 53 State Street, Boston, Massachusetts 02109.

     J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

     Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112.

     Merrill Lynch Investment Managers, L.P., 725 South Figueroa, Suite 4000, Los Angeles, California 90017.

     Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 150, Newport Beach, California 92660.

     MW Post Advisory Group, LLC, 1880 Century Park East, Suite 820, Los Angeles, California 90067.

     Morgan Stanley Dean Witter Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

     Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394.

     The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.


     Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.     Principal Underwriter

          (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205 is the principal underwriter for the Trust, the American AAdvantage Mileage Funds and the American Select Funds.

          (b) The directors and officers of the Trust's principal underwriter are:

                 Positions & Offices                     Position
Name             with Underwriter                        with Registrant

Kerry Rigdon     President and Chief Executive Officer   None

Brian White      Vice President                          None

Kenneth Shade    Vice President                          None

Ray Huie         Vice President                          None

     The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28.     Location of Accounts and Records

     The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows.
31a-1(b)(1) - in the physical possession of the Trust's custodian 31a-1(b)(2)(i), (ii) & (iii) - in the physical possession of the Trust's custodian
31a-1(b)(2)(iv) - in the physical possession of the Trust's transfer agent 31a-1(b)(4) - in the physical possession of the Trust's Manager
31a-1(b)(5) - in the physical possession of the Trust's investment advisers 31a-1(b)(6) - A record of other purchases or sales etc. - in the physical possession of the Trust's Manager, investment advisers and custodian 31a-1(b)(7) - in the physical possession of the Trust's custodian
31a-1(b)(8) - in the physical possession of the Trust's custodian
31a-1(b)(9) - in the physical possession of the Trust's investment advisers 31a-1(b)(10) - in the physical possession of the Trust's Manager
31a-1(b)(11) - in the physical possession of the Trust's Manager
31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian

Item 29.     Management Services

     All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30.     Undertakings

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

     Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                  SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on June 20, 2001. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                        AMERICAN AADVANTAGE FUNDS

                                    By: /s/ William F. Quinn
                                        William F. Quinn
                                        President

Attest:

/s/ Barry Y. Greenberg
Barry Y. Greenberg
Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                Date

/s/ William F. Quinn          President and        June 20, 2001
William F. Quinn              Trustee

Alan D. Feld*                 Trustee              June 20, 2001
Alan D. Feld

Ben J. Fortson*               Trustee              June 20, 2001
Ben J. Fortson

Stephen D. O'Sullivan*        Trustee              June 20, 2001
Stephen D. O'Sullivan

Roger T. Staubach*            Trustee              June 20, 2001
Roger T. Staubach

Kneeland Youngblood*          Trustee              June 20, 2001
Kneeland Youngblood

*By  /s/ William F. Quinn
     William F. Quinn, Attorney-In-Fact

                                   SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on June 20, 2001. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                        AMR INVESTMENT SERVICES TRUST

                                    By: /s/ William F. Quinn
                                        William F. Quinn
                                        President

Attest:
/s/ Barry Y. Greenberg
Barry Y. Greenberg
Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to the Registration Statement for the American AAdvantage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                Date

/s/ William F. Quinn          President and        June 20, 2001
William F. Quinn              Trustee

Alan D. Feld*                 Trustee              June 20, 2001
Alan D. Feld

Ben J. Fortson*               Trustee              June 20, 2001
Ben J. Fortson

Stephen D. O'Sullivan*        Trustee              June 20, 2001
Stephen D. O'Sullivan

Roger T. Staubach*            Trustee              June 20, 2001
Roger T. Staubach

Kneeland Youngblood*          Trustee              June 20, 2001
Kneeland Youngblood

*By  /s/ William F. Quinn
     William F. Quinn, Attorney-In-Fact

                                 INDEX TO EXHIBITS

Exhibit
Number      Description                                               Page

(a)         Declaration of Trust - (iv)

(b)         Bylaws - (iv)

(c)         Voting trust agreement -- none

(d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987+

   (i)(B)  Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

   (i)(C)  Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

   (i)(D)  Supplement to Fund Management Agreement, dated November 1, 1995-
           (vii)

   (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

   (i)(F)  Supplement to Fund Management Agreement, dated December 17, 1996 -
           (ii)

   (i)(G)  Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

   (i)(H)  Supplement to Fund Management Agreement, dated September 1, 1998 -
           (vi)

   (i)(I)  Supplement to Fund Management Agreement, dated January 1, 1999 -
           (vii)

   (i)(J)  Supplemental Terms and Conditions to the Management Agreement, dated
           - May 19, 2000 - (ix)

   (i)(K)  Supplement to Fund Management Agreement, dated November 16, 2000 -
           (xi)

   (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc., dated November 1, 1995 - (iv)

   (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 -
            (iv)

   (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

   (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc., dated January 16, 1998 - (v)

   (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated November 12, 1996 -
            (ii)

   (ii)(F) Form of Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management - (vii)

   (ii)(G) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc., dated October 15, 1998 - (vi)

   (ii)(H) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated October 15, 1998 - (vi)

   (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc., dated March 1, 1999 - (vii)

   (ii)(J) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs & Co., dated July 31, 2000 - (x)

   (ii)(K) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 -
            (x)

   (ii)(L) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

   (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 -
            (x)
   (ii)(N) Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 - (xi)

   (ii)(O) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

   (iii)(A) Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated November 21, 1997 -
             (iv)
   (iii)(B) Supplement to Administrative Services Agreement, dated September 1, 1998 - (vi)

   (iii)(C) Supplement to Administrative Services Agreement, dated January 1, 1999 - (vii)

   (iii)(D) Supplement to Administrative Services Agreement, dated March 1, 2000 - (viii)

   (iii)(E) Supplement to Administrative Services Agreement, dated May 19, 2000 - (x)

   (iii)(F) Supplement to Administrative Services Agreement, dated November 16, 2000 - (xi)

   (iv)      Administrative Services Plan for the Platinum Class - (iv)

   (v)(A) Administrative Agreement for S&P 500 Index Fund with Bankers Trust Company, dated December 31, 1996 - (iv)

      (B) Administrative Agreement for S&P 500 Index Fund with State Street Bank & Trust Company, dated March 1, 2000 - (vii)

      (C) Administrative Agreement for Small Cap Index Fund and International Equity Index Fund, dated July 31, 2000 - (ix)

(e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds and Brokers Transaction Services, Inc., dated September 1, 1995 - (iv)

   (ii) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

(f)          Bonus, profit sharing or pension plans - none

(g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)

   (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

   (iii) Form of Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 -
             (ix)

   (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

(h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

   (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

   (iii) Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (ix)

   (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

   (v) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

   (vi) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

   (vii) Amendment to Securities Lending Authorization Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

   (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 - (xii)

   (ix) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

   (x) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

   (xi) Form of Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the four AAdvantage Funds, dated July 31, 2000 - (ix)

   (xii) Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield Bond Fund, dated December 29, 2000 - (xi)

   (xiii) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (vii)

(i)         Opinion and consent of counsel - (xii)

(j)         Consent of Independent Auditors - (xii)

(k)         Financial statements omitted from prospectus - none

(l)         Letter of investment intent - (iv)

(m)(i) Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes - (iv)

   (ii)     Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

(n)         Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

(o)(i) Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR Investment Services Trust - (ix)

   (ii)     Code of Ethics of AMR Investments - filed herewith

   (iii)    Code of Ethics of Templeton Investment Counsel, LLC - (ix)

   (iv)     Code of Ethics of State Street Master Funds - (ix)

   (v)      Code of Ethics of Merrill Lynch's Asset Management Group - (ix)

   (vi)     Code of Ethics of J.P. Morgan Investment Management Inc. - (ix)

   (vii)    Code of Ethics of Independence Investment Associates, Inc. - (ix)

   (viii)   Code of Ethics of Goldman Sachs Asset Management - (ix)

   (ix)     Code of Ethics of Brandywine Asset Management, Inc. - (ix)

   (x)      Code of Ethics of The Boston Company Asset Management, LLC - (ix)

   (xi)     Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)

   (xii) Code of Ethics of Metropolitan West Capital Management, LLC - filed herewith

   (xiii)   Code of Ethics of MW Post Advisory Group, LLC - filed herewith

   (xiv)    Code of Ethics of Lazard Asset Management - filed herewith

   (xv) Code of Ethics of Morgan Stanley Dean Witter Investment Management Inc. - filed herewith

Other:      Powers of Attorney for all Trustees - (ii)

            Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

            Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

            Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)
_________________________
+ Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.
(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.
(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.
(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.
(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.
(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.
(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.
(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.
(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.
(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.
(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.
(xi) Incorporated by reference to PEA No. 34 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 29, 2000.
(xii) Incorporated by reference to PEA No. 35 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 28, 2001.